STATEMENT OF OPERATION - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Operating expenses:
Distribution to members
Iqi Media Inc [Member]
Revenue	$ 800	$ 4,855	$ 11,363	6,659
Production cost		174	309	315
Gross profit	800	4,681	11,054	6,344
Operating expenses:
Administrative expenses	6,831	7,137	31,852	34,723
Total operating expenses	6,831	7,137	31,852	34,723
Net loss	(6,031)	(2,456)	(20,798)	(28,380)
Members equity -beginning of year	(59,142)	(34,028)	(34,028)	(1,269)
Distribution to members	900	1,100	(4,316)	(4,380)
Members deficit -end of year	$ (66,073)	$ (37,585)	$ (59,142)	$ (34,028)